OLD MUTUAL FUNDS I

Old Mutual Analytic VA Defensive Equity Portfolio

Old Mutual Analytic VA Global Defensive Equity Portfolio

Supplement dated July 28, 2008

to the Initial Class Prospectus dated April 7, 2008

This Supplement updates certain information contained in the currently effective Initial Class Prospectus of the above named funds, series funds of Old Mutual Funds I. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Fund Name Change

Effective July 31, 2008, the name of Old Mutual Analytic VA Defensive Equity Portfolio is changed to Old Mutual Analytic VA Portfolio and the name of Old Mutual Analytic VA Global Defensive Equity Portfolio is changed to Old Mutual Analytic VA Global Portfolio.

_____________________________

Distributor: Old Mutual Investment Partners

R-08-329 07/2008

OLD MUTUAL FUNDS I

Old Mutual Analytic VA Defensive Equity Portfolio

Old Mutual Analytic VA Global Defensive Equity Portfolio

Supplement dated July 28, 2008

to the Service Class Prospectus dated April 7, 2008

This Supplement updates certain information contained in the currently effective Service Class Prospectus of the above named funds, series funds of Old Mutual Funds I. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Fund Name Change

Effective July 31, 2008, the name of Old Mutual Analytic VA Defensive Equity Portfolio is changed to Old Mutual Analytic VA Portfolio and the name of Old Mutual Analytic VA Global Defensive Equity Portfolio is changed to Old Mutual Analytic VA Global Portfolio.

_____________________________

Distributor: Old Mutual Investment Partners

R-08-330 07/2008

OLD MUTUAL FUNDS I

Old Mutual VA Asset Allocation Growth Portfolio

Supplement dated July 28, 2008

to the Initial Class Prospectus dated April 7, 2008

This Supplement updates certain information contained in the currently effective Initial Class Prospectus of the above named fund, a series fund of Old Mutual Funds I. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Fund Name Change

Effective July 31, 2008, the name of Old Mutual Analytic Defensive Equity Fund is changed to Old Mutual Analytic Fund and the name of Old Mutual Analytic Global Defensive Equity Fund is changed to Old Mutual Analytic Global Fund. These funds are “underlying funds” in which the Fund may invest.

Distributor: Old Mutual Investment Partners

R-08-327	07/2008

OLD MUTUAL FUNDS I

Old Mutual VA Asset Allocation Growth Portfolio

Supplement dated July 28, 2008

to the Service Class Prospectus dated April 7, 2008

This Supplement updates certain information contained in the currently effective Service Class Prospectus of the above named fund, a series fund of Old Mutual Funds I. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Fund Name Change

Effective July 31, 2008, the name of Old Mutual Analytic Defensive Equity Fund is changed to Old Mutual Analytic Fund and the name of Old Mutual Analytic Global Defensive Equity Fund is changed to Old Mutual Analytic Global Fund. These funds are “underlying funds” in which the Fund may invest.

Distributor: Old Mutual Investment Partners

R-08-328 07/2008

OLD MUTUAL FUNDS I

Old Mutual VA Asset Allocation Conservative Portfolio

Old Mutual VA Asset Allocation Balanced Portfolio

Old Mutual VA Asset Allocation Moderate Growth Portfolio

Supplement dated July 28, 2008

to the Initial Class Prospectus dated April 7, 2008

This Supplement updates certain information contained in the currently effective Initial Class Prospectus of the above named funds, series funds of Old Mutual Funds I. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Fund Name Change

Effective July 31, 2008, the name of Old Mutual Analytic Defensive Equity Fund is changed to Old Mutual Analytic Fund and the name of Old Mutual Analytic Global Defensive Equity Fund is changed to Old Mutual Analytic Global Fund. These funds are “underlying funds” in which the Funds may invest.

Distributor: Old Mutual Investment Partners

R-08-325 07/2008

OLD MUTUAL FUNDS I

Old Mutual VA Asset Allocation Conservative Portfolio

Old Mutual VA Asset Allocation Balanced Portfolio

Old Mutual VA Asset Allocation Moderate Growth Portfolio

Supplement dated July 28, 2008

to the Service Class Prospectus dated April 7, 2008

This Supplement updates certain information contained in the currently effective Service Class Prospectus of the above named funds, series funds of Old Mutual Funds I. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Fund Name Change

Effective July 31, 2008, the name of Old Mutual Analytic Defensive Equity Fund is changed to Old Mutual Analytic Fund and the name of Old Mutual Analytic Global Defensive Equity Fund is changed to Old Mutual Analytic Global Fund. These funds are “underlying funds” in which the Funds may invest.

Distributor: Old Mutual Investment Partners

R-08-326 07/2008

OLD MUTUAL FUNDS I

Old Mutual Analytic VA Defensive Equity Portfolio

Old Mutual Analytic VA Global Defensive Equity Portfolio

Supplement dated July 28, 2008

to the Statement of Additional Information dated April 7, 2008, as supplemented

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of the above named funds, series funds of Old Mutual Funds I. You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Fund Name Change

Effective July 31, 2008, the name of Old Mutual Analytic VA Defensive Equity Portfolio is changed to Old Mutual Analytic VA Portfolio and the name of Old Mutual Analytic VA Global Defensive Equity Portfolio is changed to Old Mutual Analytic VA Global Portfolio.

_____________________

Distributor: Old Mutual Investment Partners

R-08-332 07/2008

OLD MUTUAL FUNDS I

Old Mutual VA Asset Allocation Conservative Portfolio

Old Mutual VA Asset Allocation Balanced Portfolio

Old Mutual VA Asset Allocation Moderate Growth Portfolio

Old Mutual VA Asset Allocation Growth Portfolio

Supplement dated July 28, 2008

to the Statement of Additional Information dated April 7, 2008, as supplemented

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of the above named funds, series funds of Old Mutual Funds I. You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Fund Name Change

Effective July 31, 2008, the name of Old Mutual Analytic Defensive Equity Fund is changed to Old Mutual Analytic Fund and the name of Old Mutual Analytic Global Defensive Equity Fund is changed to Old Mutual Analytic Global Fund. These funds are “underlying funds” in which the Funds may invest.

_____________________

Distributor: Old Mutual Investment Partners

R-08-331 07/2008